Leases (Details) - Schedule of Cash Flow Information ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Cash Flow Information [Abstract]
Right-of-use assets obtained in exchange for new operating lease liabilities	¥ 4,698	$ 661	¥ 6,603	¥ 8,538
Derecognition of right-of use-assets			7,408
Derecognition of lease liabilities			¥ 5,658